Goodwill and Other Intangible Assets (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 31, 2014		May 31, 2013		May 31, 2012
Net Goodwill Detail [Abstract]
Gross Goodwill at May 31					$ 3,697
Accumulated impairment charges	(1,310)				(1,310)
GOODWILL	2,790		2,755
Goodwill Roll Forward
Beginning Goodwill at May 31	2,755		2,387
Goodwill acquired	24	[1]	351	[1]
Purchase adjustments and other	11	[2]	17	[2]
Ending Goodwill at May 31	2,790		2,755
FedEx Express Segment [Member]
Net Goodwill Detail [Abstract]
Gross Goodwill at May 31					1,344
GOODWILL	1,750		1,715
Goodwill Roll Forward
Beginning Goodwill at May 31	1,715		1,344
Goodwill acquired	24	[1]	351	[1]
Purchase adjustments and other	11	[2]	20	[2]
Ending Goodwill at May 31	1,750		1,715
FedEx Ground Segment [Member]
Net Goodwill Detail [Abstract]
Gross Goodwill at May 31					90
GOODWILL	90		90		90
Goodwill Roll Forward
Beginning Goodwill at May 31					90
Ending Goodwill at May 31	90		90		90
FedEx Freight Segment [Member]
Net Goodwill Detail [Abstract]
Gross Goodwill at May 31					735
Accumulated impairment charges	(133)				(133)
GOODWILL	602		602		602
Goodwill Roll Forward
Beginning Goodwill at May 31					602
Ending Goodwill at May 31	602		602		602
FedEx Services Segment [Member]
Net Goodwill Detail [Abstract]
Gross Goodwill at May 31					1,528
Accumulated impairment charges	(1,177)				(1,177)
GOODWILL	348		348
Goodwill Roll Forward
Beginning Goodwill at May 31			351
Purchase adjustments and other			(3)	[2]
Ending Goodwill at May 31	$ 348		$ 348

[1]	Goodwill acquired relates to the acquisitions of transportation companies in Poland, France and Brazil in 2013 and the acquisition of transportation companies in Southern Africa in 2014. See Note 3 for related disclosures.
[2]	Primarily currency translation adjustments and acquired goodwill related to immaterial acquisitions.